Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision (benefit)

	Years ended December 31,
	2020	2019
Income/(loss) from continuing operations before income taxes:
U.S.	$12,367	$4,271
Non-U.S.	7,600	(2,187)
Total income/(loss) from continuing operations before income taxes:	$19,967	$2,084
Provision (benefit) for taxes:
Current:
Federal	$2,037	$143
State	347	38
Non-U.S.	1,156	83
Total current	3,540	264
Deferred:
Federal	126	—
State	5	—
Non-U.S.	287	(190)
Total deferred	418	(190)
Noncurrent
Federal	—	(1,331)
State	—	—
Non-U.S.	—	—
Total noncurrent	—	(1,331)
Total income tax expense (benefit)	$3,958	$(1,257)
Effective income tax rate	19.8%	(60.3)%

Schedule of Difference between Statutory Federal Income Tax rate and Tax Provision Attributable to Income (loss) from Continuing Operations

	Years ended
	December 31,
	2020	2019
Computed expected federal tax expense	$4,235	$438
Decrease in valuation allowance	(1,098)	(546)
State income net of federal expense	278	242
Non-U.S. income taxed at different rates	234	(62)
Unrecognized tax expense (benefit)	309	(1,331)
Other	—	2
Income tax expense (benefit)	$3,958	$(1,257)

Schedule of Deferred Tax Assets and Liabilities

	As of December 31,
	2020	2019
Deferred tax assets:
Net operating losses	$3,648	$5,688
Accrued compensation, bonuses, severance	—	121
Depreciation	(1)	269
Valuation allowance	(3,622)	(4,736)
Total deferred tax assets	$25	$1,342
Deferred tax liabilities:
Deferred course expenses	$(159)	$(1,055)
Depreciation		—
Total deferred tax liabilities	(159)	(1,055)
Net deferred tax (liability) asset	$(134)	$287

Schedule of Unrecognized Tax Benefits

	As of December 31,
	2020	2019
Unrecognized tax benefits - January 1	$309	$1,640
Gross increases - tax positions in prior period	—	—
Gross decreases - tax positions in prior period	—	(1,331)
Unrecognized tax benefits - December 31	$309	$309

Schedule of Liability for Unrecognized Tax Benefits

	As of December 31,
	2020	2019
Reduction of net operating loss carryforwards	$—	309
Noncurrent tax liability (reflected in Other long-term liabilities)	309	—
Total liability for unrecognized tax benefits	$309	$309